Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidated Balance Sheets [Abstract]
Trade receivables allowances	$ 630	$ 799	$ 498
Accumulated depreciation of property and equipment	148,601	101,941	54,077
Accumulated amortization of intangible assets	39,486	37,980	25,421
Debt issuance costs, accumulated amortization	$ 5,126	$ 2,746